Cost of sales	12 Months Ended
Dec. 31, 2024
Cost of sales [Abstract]
Cost of sales	4. Cost of sales

Accounting policy
Cost of sales include all costs generally associated with the production of inventory whereas other costs are disclosed separately or included in other costs. The carrying amount of metal inventory is recognised in cost of sales when the related sale is recognised. The cost of consumable stores is included in cost of sales when consumed. The accounting policy relating to inventory is included in note 23 and amortisation and depreciation in note 14 and note 15.
The following accounting policies relate to employee costs that are included in cost of sales:

Short-term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be reliably estimated.

Pension and provident funds
The Group operates a defined contribution retirement plan and contributes to a number of industry-based defined contribution retirement plans. The retirement plans are funded by payments from employees and Group companies.
Contributions to defined contribution funds are expensed as incurred.
Government grants
Government grants are recognised once there is reasonable assurance that the Group will comply with the conditions attached to them and the grant will be received. For government grants compensating for expenditure incurred by the Group, the related expense is presented net of the grant income.

Figures in million – SA rand	Notes	2024	2023	2022
Salaries and wages		(31,380)	(30,591)	(26,544)
Consumable stores	23	(24,685)	(25,778)	(21,929)
Utilities		(11,556)	(11,029)	(8,465)
Mine contracts		(7,109)	(8,005)	(6,502)
Recycling[1]		(13,280)	(12,711)	(30,993)
Other		(15,617)	(10,779)	(6,745)
Ore reserve development costs capitalised		7,229	9,137	6,641
Cost of sales, before amortisation and depreciation[2]		(96,398)	(89,756)	(94,537)
Amortisation and depreciation	14,15,17	(8,810)	(10,012)	(7,087)
Total cost of sales		(105,208)	(99,768)	(101,624)
1Recycling cost consists of cost relating to the purchasing of spent catalytic material and the cost incurred to convert the spent catalytic material into finished PGMs
2Included in cost of sales, before amortisation and depreciation for the year ended 31 December 2024 is total write-down of inventory to net realisable value amounting to
R4,784 million (2023: R1,694 million and 2022: R111 million. The write-down for mainly relates to PGM in process and PGM finished goods of R3,843 million (2023:
R1,179 million) and R844 million (2023: R423 million), respectively, as a result of the lower commodity price environment. The write-down in 2022 related to consumable stores
The SA and European region employees are members of various defined contribution retirement plans. The cost of providing retirement benefits for the year amounted to R1,774 million (2023: R1,752 million and 2022: R1,506 million).
Section 45X Advance Manufacturing Production Credit
The Inflation Reduction Act (IRA) in the US is a comprehensive legislative package aimed at addressing various economic challenges, primarily focusing on reducing inflation, enhancing economic stability, and providing financial relief to households and businesses. The IRA includes several tax credits to encourage the production and sale of energy components within the US, with one such credit being S45X
Advanced Manufacturing Production (“AMP”) credit.
To claim the Section 45X credit, eligible components must be produced within the US or a US territory. Section 45X(c)(6) includes four critical minerals applicable to the Stillwater operations, being platinum, palladium, rhodium, and nickel. The final IRA and S45X regulations published during October 2024 allow for the inclusion of extraction costs so long as the entity performing the extraction is the same entity purifying the eligible critical minerals. Platinum, palladium and rhodium are refined by Stillwater and purified by an external third party.
Stillwater evaluated the impact of the above in respect of platinum, palladium and rhodium, with the assistance of external advisors, and concluded that the Stillwater operations is eligible for the Section 45X Advanced Manufacturing Production Credit for critical minerals produced in the US and sold to unrelated third parties. Due to the fact that Stillwater outsources the purification of platinum, palladium and rhodium to an unrelated third party, the contract manufacturing rules apply, which requires that, in order to claim the credit utilising the final regulations issued in October 2024, Stillwater must enter into an agreement with the third party that identifies Stillwater as the sole party that may claim the credit and both the third party and Stillwater signs a certification statement reflecting this agreement.
For any applicable critical mineral, the credit amount is equal to 10 percent of the costs incurred by the taxpayer with respect to production of such mineral. The estimated credits relating to the 31 December 2023 and 31 December 2024 financial years amounts to approximately US$120 million and US$90 million, respectively. Stillwater is at an advance stage of agreeing the required agreement with the third party and therefore the estimated credits were not recognised.
Other provisions of section 45X generally expires through credit phaseouts, however, critical mineral production is specifically exempted from those rules. As such the Section 45X credit for critical minerals can be considered permanent until any changes in legislation occur.